CONSOLIDATED STATEMENTS OF CASH FLOWS - USD ($)	3 Months Ended		12 Months Ended
	Mar. 31, 2025	Mar. 31, 2024	Dec. 31, 2024	Dec. 31, 2023
Cash Flows from Operating Activities:
Net loss	$ (16,611,425)	$ (5,705,098)	$ (34,515,754)	$ (20,710,446)
Adjustments to reconcile net loss to net cash used in operating activities:
Depreciation and amortization	446,449	256,895	790,529	505,898
Stock-based compensation	497,164	614,115	1,866,095	2,490,409
Inventory reserve adjustments		28,012	28,012	840,467
Amortization of debt discount		789,871	2,381,617	416,636
Amortization of deferred financing costs	28,433	236,550	590,740	105,924
Operating lease right-of-use asset		93,626	383,753	319,426
Change in fair value of warrant liabilities	(127,300)	(3,311)	(2,109,904)	(1,766,513)
Change in fair value of derivative liability	(37,900)	0	(141,100)	0
Change in fair value of debt	(256,522)	0
Loss on issuance of debt	707,800	0
Loss on extinguishment of debt	5,497,516	0	20,504,307	0
Gain on sale of intellectual property intangible assets	(8,961,872)	0
Loss on impairment of inventories, property and equipment and operating lease right-of-use asset	6,064,823
Interest expense recognized on remeasurement of preferred stock liability	10,398,050
Changes in operating assets and liabilities:
Accounts receivable		349,657	482,279	(155,079)
Inventories		(218,542)	(203,494)	(1,613,781)
Prepaid expenses and other current assets	(42,171)	97,295	(6,494)	(268,118)
Accounts payable	(94,398)	952,936	1,585,696	2,715,504
Accrued expenses	681,210	524,487	2,108,562	116,001
Contract liabilities	0	(23,400)	(6,400)	(148,350)
Operating lease liability	(117,649)	(86,535)	(355,385)	(388,141)
Net cash used in operating activities	(1,927,792)	(2,093,442)	(6,616,941)	(17,540,163)
Cash Flows from Investing Activities:
Purchase of property and equipment				(1,167,751)
Payment for acquisition	(600,000)
Payments under convertible note receivable	(150,000)
Net cash used in investing activities	(750,000)			(1,167,751)
Cash Flows from Financing Activities:
Proceeds from issuance of warrants			2,180,522
Proceeds from debt borrowings	2,394,708		1,796,824
Repayments of debt	(835,316)
Payments of debt issuance costs and discounts	(20,000)
Proceeds received from settlement	1,000,000
Proceeds from issuance of common stock		200,000	200,000
Shareholder advance			644,936
Proceeds from issuance of Legacy Nuburu convertible promissory notes				4,100,000
Proceeds from issuance of June 2023 Senior Convertible Notes and Warrants				9,225,000
Proceeds from issuance of November 2023 Junior Notes and Warrants (net of original issue discount)				5,000,000
Proceeds from the exercise of stock options				6,999
Restricted stock units used for tax withholdings		(1,873)	(73,204)	(33,903)
Proceeds from reverse recapitalization				3,243,079
Proceeds from the issuance of preferred stock				5,000
Payment of transaction costs related to the reverse recapitalization				(4,734,913)
Repayment of related party convertible promissory notes				(675,000)
Payment of deferred financing costs		(21,500)	(71,500)	(259,899)
Net cash provided by financing activities	2,539,392	176,627	4,677,578	17,976,360
NET CHANGE IN CASH DURING THE PERIOD	(138,400)	(1,916,815)	(1,939,363)	(731,554)
CASH AND CASH EQUIVALENTS - BEGINNING OF PERIOD	209,337	2,148,700	2,148,700	2,880,254
CASH AND CASH EQUIVALENTS - END OF PERIOD	70,937	231,885	209,337	2,148,700
SUPPLEMENTAL NON-CASH INVESTING AND FINANCING ACTIVITIES:
Right-of-use assets obtained in exchange for new operating lease liabilities				263,939
Transfer of property and equipment from prepaid expenses				198,600
Issuance of Common Stock upon conversion of preferred stock				65
Issuance of Common Stock upon extinguishment of debt	4,390,251		25,051,755
Issuance of Common Stock upon exercise of pre-funded warrants	934
Deemed dividend in connection with modification of pre-funded warrants	936
Shareholder Advance To Promissory Note	545,000
Conversion of debt to common stock	306,459
Initial fair value of convertible note receivable over proceeds paid	$ 110,000
Transfer of property and equipment from inventory		68,499	154,971	430,666
Purchase of property and equipment in accounts payable and accrued expenses		540,028	431,970	540,028
Deferred financing costs included in accounts payable and accrued expenses		697,563	712,363	681,845
Transaction costs related to the reverse recapitalization not yet paid		$ 1,007,439	$ 1,007,439	1,007,439
Issuance of Common Stock upon conversion of preferred stock in connection with the reverse recapitalization				11,575,286
Lincoln Park [Member]
Cash Flows from Financing Activities:
Proceeds from issuance of common stock				$ 2,099,997